Basis of Accounting	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Basis of Accounting
2.	Basis of Accounting
The Company’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (IASB) taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”). These consolidated financial statements have been authorized for issue by the Company’s supervisory board on April
30
, 2023.
The consolidated financial statements are presented in euro (€). Rounding differences may result in differences in amounts and percentages.
The consolidated statements of profit and loss were prepared using the nature of expense method.
In accordance with IAS 1 (Presentation of Financial Statements), a distinction is made in the statement of financial position between non-current
and current assets and liabilities. Assets, provisions, and liabilities are classified as current if they are realizable or due within a period of one year.
The consolidated financial statements were prepared on a going concern basis; however, management has identified material uncertainties that may cast significant doubt on the Group’s ability to continue as a going concern.
For the year ended December 31, 2022, the Company recognized a net loss of €73.8 million. The Company’s net current assets as of December 31, 2022, were
€-12.8 million.
As of the date of the authorization of these consolidated financial statements the Group has €51.8 million in cash and cash equivalents.
Management has planned for significant increases in revenue and cash flows in fiscal years 2023 and 2024 as it ramps up its commercial production of CONDOR and HAWK terminals. While a significant portion of the revenue planned for fiscal 2023 is contractually committed, significant amounts of the revenue planned for fiscal 2024 are not contractually committed and are based on management’s expectations regarding the outcome of major public project tenders and negotiations with potential or existing customers. Management is actively pursuing multiple commercial opportunities to sell its CONDOR and HAWK terminals to a strongly expanding customer base. To realize these planned increases in revenue, the Group will need to make additional investments in property, plant and equipment and development and refinement of its products which will require additional sources of liquidity and financing.
On April 25, 2023, the Group entered into debt and equity agreements with different investment companies. From those agreements the Group obtained additional debt in the amount $75.0 million
and equity financing in the amount of
€12.4 million. For further details refer to Note 37 (“Events after the reporting date”).
Based on the Group’s liquidity position on April
30
, 2023, and management’s forecast of sources and uses of cash and cash equivalents, management believes that it has sufficient liquidity to finance its operations over at least the next twelve months from the date of authorization of these consolidated financial statements. However, there can be no assurance that the revenues and the corresponding customer payments will be generated in the amount as expected or at the time needed. A shortfall of revenues and of the corresponding customer payments compared to the budget could require additional external financing to meet its current operational planning. In such a situation, if the Group should be unable to obtain such additional financing or take other timely actions in response to such circumstances, for example significantly curtailing its current operational budget in 2024, it may be unable to continue as a going concern.

As a result, these events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, the Group may be unable to realize its assets and discharge its liabilities in the normal course of business.
These consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.